Lease - Balances reported in the consolidated balance sheets related to the Group's leases (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Lessee Disclosure [Abstract]
Operating lease right-of-use assets	$ 10,880,673	$ 9,067,885
Operating lease liabilities	$ 10,056,251	$ 8,911,017